Segmental information - additional information - Disclosure of sales revenue by destination (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	100.00%	100.00%
Consolidated sales revenue	$ 26,667	$ 29,775	[1]
Greater China
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	58.10%	54.60%
Consolidated sales revenue	$ 15,482	$ 16,261
United States of America
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	14.60%	16.30%
Consolidated sales revenue	$ 3,885	$ 4,848
Asia (excluding Greater China and Japan)
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	7.30%	6.60%
Consolidated sales revenue	$ 1,957	$ 1,958
Japan
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	6.70%	6.80%
Consolidated sales revenue	$ 1,791	$ 2,039
Europe (excluding UK)
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	5.80%	6.70%
Consolidated sales revenue	$ 1,537	$ 1,995
Canada
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	2.90%	3.10%
Consolidated sales revenue	$ 785	$ 933
Australia
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	1.70%	2.00%
Consolidated sales revenue	$ 451	$ 596
UK
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	0.20%	0.40%
Consolidated sales revenue	$ 66	$ 133
Other countries
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	2.70%	3.50%
Consolidated sales revenue	$ 713	$ 1,012

[1]	Comparative information has been restated to reflect the adoption of narrow scope amendments to IAS12 'Income Taxes', refer to note 2 for details.